Summary of Significant Accounting Policies (Acquisition under Common Control) (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended		7 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2011 Yisheng [Member]	Aug. 31, 2010 Yisheng [Member]	Jul. 31, 2011 Yisheng [Member]	Dec. 31, 2011 Yisheng [Member]	Dec. 31, 2012 Yisheng [Member]	Aug. 31, 2010 Yisheng [Member] Ordinary shares [Member]	Dec. 31, 2010 Yisheng [Member] Ordinary shares [Member]
Business Acquisition [Line Items]
Ordinary shares issued									415,384,615
Fair value of issued ordinary shares										$ 12,461,538
Percentage of acquired equity interest					75.00%	100.00%
Purchase of additional equity interests of Yisheng from non-controlling shareholders, shares									138,461,539
Percentage of equity interest remaining held by non-controlling shareholders					25.00%
Fair value of ordinary shares issued to non-controlling shareholder									4,153,846
Percentage of equity interest disposed				80.00%
Percentage of equity interest disposed which contributed to affiliates of Shanda				60.00%
Percentage of equity interest disposed which granted to a then-employee of Ku6				20.00%
Remaining interest in Yisheng				20.00%			20.00%	20.00%
Gain on deconsolidation of Yisheng							1,373,190
Compensation charge related to the then-employee of Ku6	$ 0	$ 0	$ 522,251				$ 522,251